SEGMENT INFORMATION (Details 1) - EUR (€)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 03, 2019
IfrsStatementLineItems [Line Items]
Current assets	€ 389,810
Cash and cash equivalents	268,360				€ 0
Total Assets	125,446,377
EQUITY	(930,390)
CURRENT LIABILITIES	€ 1,152,917
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		€ 898,000		€ 1,244,000
Current assets		11,087,000		17,304,000
Trade receivables and other current assets		357,000		498,000
Cash and cash equivalents		6,584,000		10,901,000		€ 6,939,000	€ 8,018,000
Total Assets		11,985,000		18,548,000
EQUITY		(7,955,000)		(39,925,000)
CURRENT LIABILITIES		19,940,000		37,032,000
Total EQUITY AND LIABILITIES		11,985,000		18,548,000
NON-CURRENT LIABILITIES		0		21,441,000
Current financial assets		15,000		936,000
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				1,244,000			2,103,000	€ 3,021,000
Current assets				17,304,000			42,124,000	33,053,000
Trade receivables and other current assets				936,000			29,216,000	26,738,000
Cash and cash equivalents			€ 6,700,000	2,647,000			2,524,000	2,105,000
Total Assets				18,548,000			44,227,000	36,074,000
EQUITY				(39,925,000)			(31,333,000)	(19,350,000)
CURRENT LIABILITIES				37,032,000			54,119,000	41,883,000
Total EQUITY AND LIABILITIES				18,548,000			44,227,000	36,074,000
NON-CURRENT LIABILITIES				21,441,000			21,441,000	13,541,000
Current financial assets				4,757,000			4,374,000	2,641,000
Trade payables and other current liabilities				1,479,000
Spain [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		124,000		213,000
Current assets		23,140,000		21,734,000
Trade receivables and other current assets		16,786,000		13,605,000
Current financial assets		2,089,000		3,020,000
Cash and cash equivalents		4,265,000		5,109,000
Total Assets		23,264,000		21,947,000
EQUITY		11,063,000		(15,232,000)
CURRENT LIABILITIES		12,201,000		15,988,000
Lease obligations		3,000		9,000
Provisions		0		0
Borrowings		3,912,000		7,391,000
Trade payables and other current liabilities		8,286,000		8,588,000
Total EQUITY AND LIABILITIES		23,264,000		21,947,000
NON-CURRENT LIABILITIES				21,191,000
Spain [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				213,000			659,000	1,396,000
Current assets				21,734,000			37,862,000	31,280,000
Trade receivables and other current assets				13,605,000			29,312,000	26,957,000
Cash and cash equivalents				5,109,000			4,407,000	2,050,000
Total Assets				21,947,000			38,521,000	32,676,000
EQUITY				(15,232,000)			(18,163,000)	(16,230,000)
CURRENT LIABILITIES				15,988,000			35,493,000	35,365,000
Lease obligations				9,000			0	0
Provisions				0			37,000	0
Borrowings				7,391,000			19,993,000	22,940,000
Total EQUITY AND LIABILITIES				21,947,000			38,521,000	32,676,000
NON-CURRENT LIABILITIES				21,191,000			21,191,000	13,541,000
Current financial assets				3,020,000			4,143,000
Trade payables and other current liabilities				8,588,000
Trade payables and other current liabilities							15,463,000	12,425,000
Current financial assets								2,273,000
Mexico [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		14,000		3,000
Current assets		1,834,000		5,047,000
Trade receivables and other current assets		0		0
Current financial assets		975,000		1,025,000
Cash and cash equivalents		859,000		4,022,000
Total Assets		1,848,000		5,050,000
EQUITY		(9,160,000)		(5,462,000)
CURRENT LIABILITIES		11,008,000		10,512,000
Lease obligations		0		0
Provisions		0		0
Borrowings		0		0
Trade payables and other current liabilities		11,008,000		10,512,000
Total EQUITY AND LIABILITIES		1,848,000		5,050,000
NON-CURRENT LIABILITIES				0
Mexico [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				3,000			2,000	0
Current assets				5,047,000			1,690,000	0
Trade receivables and other current assets				0			0	0
Cash and cash equivalents				4,022,000			1,690,000	0
Total Assets				5,050,000			1,692,000	0
EQUITY				(5,462,000)			(4,000,000)	(683,000)
CURRENT LIABILITIES				10,512,000			5,692,000	683,000
Lease obligations				0			0	0
Provisions				0			0	0
Borrowings				0			0	0
Total EQUITY AND LIABILITIES				5,050,000			1,692,000	0
NON-CURRENT LIABILITIES				0			0	0
Current financial assets				1,025,000			0
Trade payables and other current liabilities				10,512,000
Trade payables and other current liabilities							5,692,000	683,000
Current financial assets								0
Colombia [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		6,000		6,000
Current assets		951,000		1,186,000
Trade receivables and other current assets		1,000		0
Current financial assets		330,000		408,000
Cash and cash equivalents		620,000		778,000
Total Assets		957,000		1,192,000
EQUITY		(2,345,000)		(1,001,000)
CURRENT LIABILITIES		3,302,000		2,193,000
Lease obligations		0		0
Provisions		0		0
Borrowings		0		0
Trade payables and other current liabilities		3,302,000		2,193,000
Total EQUITY AND LIABILITIES		957,000		1,192,000
NON-CURRENT LIABILITIES				0
Colombia [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				6,000			0	0
Current assets				1,186,000			21,000	0
Trade receivables and other current assets				0			0	0
Cash and cash equivalents				778,000			21,000	0
Total Assets				1,192,000			21,000	0
EQUITY				(1,001,000)			(1,181,000)	(56,000)
CURRENT LIABILITIES				2,193,000			1,202,000	56,000
Lease obligations				0			0	0
Provisions				0			0	0
Borrowings				0			0	0
Total EQUITY AND LIABILITIES				1,192,000			21,000	0
NON-CURRENT LIABILITIES				0			0	0
Current financial assets				408,000			0
Trade payables and other current liabilities				2,193,000
Trade payables and other current liabilities							1,202,000	56,000
Current financial assets								0
Other Operations [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		148,000		197,000
Current assets		587,000		651,000
Trade receivables and other current assets		59,000		486,000
Current financial assets		198,000		129,000
Cash and cash equivalents		330,000		36,000
Total Assets		735,000		848,000
EQUITY		614,000		(1,164,000)
CURRENT LIABILITIES		121,000		2,012,000
Lease obligations		0		0
Provisions		0		0
Borrowings		(36,000)		1,238,000
Trade payables and other current liabilities		157,000		774,000
Total EQUITY AND LIABILITIES		735,000		848,000
NON-CURRENT LIABILITIES				0
Other Operations [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				197,000			200,000	100,000
Current assets				651,000			360,000	285,000
Trade receivables and other current assets				486,000			288,000	285,000
Cash and cash equivalents				36,000			0	0
Total Assets				848,000			560,000	385,000
EQUITY				(1,164,000)			(1,039,000)	(988,000)
CURRENT LIABILITIES				2,012,000			1,599,000	1,373,000
Lease obligations				0			0	0
Provisions				0			0	0
Borrowings				1,238,000			1,488,000	1,308,000
Total EQUITY AND LIABILITIES				848,000			560,000	385,000
NON-CURRENT LIABILITIES				0			0	0
Current financial assets				129,000			72,000
Trade payables and other current liabilities				774,000
Trade payables and other current liabilities							111,000	65,000
Current financial assets								0
Supporting [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		9,044,000		9,159,000
Current assets		25,627,000		14,891,000
Trade receivables and other current assets		24,108,000		12,885,000
Current financial assets		1,039,000		1,050,000
Cash and cash equivalents		480,000		956,000
Total Assets		34,671,000		24,050,000
EQUITY		(5,903,000)		(16,823,000)
CURRENT LIABILITIES		40,574,000		40,623,000
Lease obligations		0		0
Provisions		49,000		15,000
Borrowings		24,996,000		31,286,000
Trade payables and other current liabilities		15,529,000		9,322,000
Total EQUITY AND LIABILITIES		34,671,000		24,050,000
NON-CURRENT LIABILITIES				250,000
Supporting [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				9,159,000			9,001,000	2,515,000
Current assets				14,891,000			14,808,000	6,568,000
Trade receivables and other current assets				12,885,000			12,408,000	5,219,000
Cash and cash equivalents				956,000			1,900,000	580,000
Total Assets				24,050,000			23,809,000	9,083,000
EQUITY				(16,823,000)			(6,708,000)	(1,109,000)
CURRENT LIABILITIES				40,623,000			30,267,000	9,291,000
Lease obligations				0			0	0
Provisions				15,000			95,000	19,000
Borrowings				31,286,000			17,307,000	2,652,000
Total EQUITY AND LIABILITIES				24,050,000			23,809,000	9,083,000
NON-CURRENT LIABILITIES				250,000			250,000	901,000
Current financial assets				1,050,000			500,000
Trade payables and other current liabilities				9,322,000
Trade payables and other current liabilities							12,865,000	6,620,000
Current financial assets								769,000
Eliminations [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		(8,438,000)		(8,334,000)
Current assets		(41,052,000)		(26,205,000)
Trade receivables and other current assets		(39,781,000)		(25,330,000)
Current financial assets		(1,301,000)		(875,000)
Cash and cash equivalents		30,000		0
Total Assets		(49,490,000)		(34,539,000)
EQUITY		(2,223,000)		(243,000)
CURRENT LIABILITIES		(47,267,000)		(34,296,000)
Lease obligations		0		0
Provisions		0		0
Borrowings		(27,733,000)		(22,138,000)
Trade payables and other current liabilities		(19,534,000)		(12,158,000)
Total EQUITY AND LIABILITIES		(49,490,000)		(34,539,000)
NON-CURRENT LIABILITIES				0
Eliminations [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				(8,334,000)			(7,759,000)	(990,000)
Current assets				(26,205,000)			(12,617,000)	(5,080,000)
Trade receivables and other current assets				(25,330,000)			(12,276,000)	(4,679,000)
Cash and cash equivalents				0			0	0
Total Assets				(34,539,000)			(20,376,000)	(6,070,000)
EQUITY				(243,000)			(242,000)	(284,000)
CURRENT LIABILITIES				(34,296,000)			(20,134,000)	(4,885,000)
Lease obligations				0			0	0
Provisions				0			0	0
Borrowings				(22,138,000)			(8,552,000)	(850,000)
Total EQUITY AND LIABILITIES				(34,539,000)			(20,376,000)	(6,070,000)
NON-CURRENT LIABILITIES				0			0	(901,000)
Current financial assets				(875,000)			(341,000)
Trade payables and other current liabilities				(12,158,000)
Trade payables and other current liabilities							(11,582,000)	(4,035,000)
Current financial assets								(401,000)
Total Group [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Non-current assets		898,000		1,244,000
Current assets		11,087,000		17,304,000
Trade receivables and other current assets		1,173,000		1,646,000
Current financial assets		3,330,000		4,757,000
Cash and cash equivalents		6,584,000		10,901,000
Total Assets		11,985,000		18,548,000
EQUITY		(7,955,000)		(39,925,000)
CURRENT LIABILITIES		19,940,000		37,032,000
Lease obligations		3,000		9,000
Provisions		49,000		15,000
Borrowings		1,139,000		17,777,000
Trade payables and other current liabilities		18,749,000		19,231,000
Total EQUITY AND LIABILITIES		€ 11,985,000		18,548,000
NON-CURRENT LIABILITIES				21,441,000
Total Group [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Non-current assets				1,244,000			2,103,000	3,021,000
Current assets				17,304,000			42,124,000	33,053,000
Trade receivables and other current assets				1,646,000			29,732,000	27,782,000
Cash and cash equivalents				10,901,000			8,018,000	2,630,000
Total Assets				18,548,000			44,227,000	36,074,000
EQUITY				(39,925,000)			(31,333,000)	(19,350,000)
CURRENT LIABILITIES				37,032,000			54,119,000	41,883,000
Lease obligations				9,000			0	0
Provisions				15,000			132,000	19,000
Borrowings				17,777,000			30,236,000	26,050,000
Total EQUITY AND LIABILITIES				18,548,000			44,227,000	36,074,000
NON-CURRENT LIABILITIES				21,441,000			21,441,000	13,541,000
Current financial assets				4,757,000			4,374,000
Trade payables and other current liabilities				€ 19,231,000
Trade payables and other current liabilities							€ 23,751,000	15,814,000
Current financial assets								€ 2,641,000